Note 1 - Summary of Significant Accounting Policies: Earnings Per Share: Schedule of Earnings Per Share, Basic and Diluted (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Loss from continuing operations	$ (65,333)	$ (24,881)	$ (266,172)	$ (409,107)
Net Income (Loss) Available to Common Stockholders, Basic	(65,333)	(24,881)	(266,172)	(409,107)
Income from discontinued operations, net of taxes	0	1,154,204	26,087	1,379,103
fil:NetIncomefromdiscontinuedoperationsAvailableToCommonShareholders		$ 1,154,204	$ 26,087	$ 1,379,103
Weighted Average Basic Shares Outstanding, Pro Forma	77,993,935	68,868,930	77,993,935	68,335,147
Weighted Average Number of Shares Outstanding, Diluted	77,993,935	68,868,930	77,993,935	68,335,147